INCOME TAXES (Details 3) (CAD)	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax liabilities
Property, plant and equipment	(187,080,000)	(62,565,000)
Deferred financial assets and credits	(55,348,000)
Other liabilities		(9,343,000)
Total deferred income tax liabilities	(242,428,000)	(71,908,000)
Deferred income tax assets
Tax loss carryforwards and other credits	610,177,000	551,331,000
Asset retirement obligation	74,335,000	75,677,000
Deferred financial assets and credits		2,114,000
Other assets	15,879,000	8,317,000
Total deferred income tax assets	700,391,000	637,439,000
Less valuation allowance	(160,651,000)	(152,644,000)
Total deferred income tax assets, net	539,740,000	484,795,000
Net deferred income tax asset/(liability)	297,312,000	412,887,000
Current deferred income tax asset (liability)	50,800,000	48,500,000
Long-term deferred income tax asset	348,100,000	364,400,000